Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Accounts Receivable [Abstract]
Summary of Accounts Receivable Explanatory

	December 31, 2022	December 31, 2021
Accounts receivable	7,244	6,639
Allowance for expected credit losses and individually impaired receivables	(93)	(28)

	7,151	6,611

Set out below is the movement in the allowance for expected credit losses of accounts receivable:

	2022	2021
Balance at the beginning of the year	(28)	(46)
Allowance for expected credit losses	(88)	(68)
Amounts written off during the year as uncollectable	21	86
Other movements	2	—

Balance at the end of the year	(93)	(28)